Equity (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total number of ordinary shares [member]
Disclosure of classes of share capital [line items]
Outstanding, beginning of period	€ 54,169,257	€ 53,172,513	€ 52,890,761
Capital increase through exercise of warrants	294,264	487,840	281,752
Capital increase through exercise of convertible bonds	4,600,000	€ 508,904
Merger With Ailanthus NV		13,428,688
Cancellation treasury shares (Ailanthus NV)		€ (13,428,688)
Outstanding, end of period	59,063,521	54,169,257	53,172,513
Total shareholders' capital [member]
Disclosure of classes of share capital [line items]
Outstanding, beginning of period	4,096	3,066	3,050
Capital increase through public offering	371
Capital increase through exercise of warrants	22	30	16
Capital increase through exercise of convertible bonds		€ 1,000
Merger With Ailanthus NV		1,862
Cancellation treasury shares (Ailanthus NV)		€ (1,862)
Outstanding, end of period	4,489	4,096	3,066
Total share-premium [member]
Disclosure of classes of share capital [line items]
Outstanding, beginning of period	141,275	138,090	136,637
Capital increase through public offering	90,235
Capital increase through exercise of warrants	2,322	3,082	1,252
Equity-settled share-based payment expense	41	103	201
Outstanding, end of period	€ 233,872	€ 141,275	€ 138,090